Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Oct. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

The following table presents the major components of accounts payable and accrued expenses (in thousands):

	October 31,
	2016	2015
Accounts payable-trade	$130	$479
Royalties, fees and development	680	681
Salaries and other compensation	463	510
Other accruals	11	16
Total accounts payable and accrued expenses	$1,284	$1,686